LEASES (Tables)	12 Months Ended
Dec. 31, 2025
Presentation of leases for lessee [abstract]
Schedule of Original Lease Terms and Remaining Lease Terms	Original lease terms and remaining lease terms of the corporate offices operating leases were as follows:

Office Location	Original Lease Term	Remaining Term as of December 31, 2025
	(in years)	(in years)
Costa Rica	2.9	0.2
Colombia	4.8	1.1
Weighted average	4.0	0.9

Schedule of Right-of-use Assets, Included in Other Non-current Assets
As of December 31, 2025 and 2024, the Company’s office right-of-use assets, included in other non-current assets, were as follows:

Total

Gross assets:
Balance as of January 1, 2024	$263,613
Additions	—
Retirements	—
Foreign currency translation effect	(19,775)
Balance as of January 1, 2025	$243,838
Additions	—
Retirements	—
Foreign currency translation effect	22,343
Balance as of December 31, 2025	$266,181
Accumulated depreciation:
Balance as of January 1, 2024	$84,153
Additions to accumulated depreciation	66,892
Retirements	—
Foreign currency translation effect	(9,716)
Balance as of January 1, 2025	$141,329
Additions to accumulated depreciation	66,901
Retirements	—
Foreign currency translation effect	15,071
Balance as of December 31, 2025	$223,301
Net book value as of December 31, 2024	$102,509
Net book value as of December 31, 2025	$42,880

Schedule of Lease Commitment Future Minimum Rental Payments	The following table summarizes the fixed, future minimum rental payments, excluding variable costs, for which the leases had commenced by December 31, 2025 with amounts discounted at lease commencement by our incremental borrowing rates to calculate the lease liabilities of the Company’s leases:

As of December 31, 2025
2026	147,625
2027	1,059,748
2028	1,329,874
2029	1,343,173
2030	1,356,605
Thereafter	30,448,443
Total undiscounted rental payments	$35,685,468
Less: imputed interest	(22,399,981)
Total lease liability	$13,285,487